Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

On May 1, 2012, the Company received a note receivable from an owner for $198,822 in exchange for 87,009 shares of common stock. The note is due on May 1, 2018 and carries interest at a variable rate according to the Applicable Federal Rate (0.95% as of December 31, 2012). The note is unsecured.

The Company has recorded interest income of $1,250 related to the promissory note for the year ended December 31, 2012. The receivable (which includes accrued interest) has been classified as a reduction of stockholders' equity on the balance sheet as of December 31, 2012. The owner has not yet repaid this note to the Company.